Share-based payments - Share awards and Other information (Details) - GBP (£) £ / shares in Units, shares in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Share-based payments
Balance at the beginning of the period (in shares)	182	178	198
Granted (in shares)	88	74	74
Vested (in shares)	(39)	(42)	(47)
forfeited (in shares)	(31)	(28)	(47)
Balance at the end of the period (in shares)	200	182	178
Weighted average fair value at the beginning of the period	£ 2.04	£ 1.91	£ 1.77
Granted (per share)	1.82	1.95	1.97
Vested (per share)	2.21	1.76	1.77
Forfeited (per share)	1.97	1.58	1.57
Weighted average fair value at the end of the period	£ 1.92	£ 2.04	£ 1.91
Total fair value of shares vested	£ 86,000,000	£ 74,000,000	£ 83,000,000
Compensation cost	132,000,000	128,000,000	95,000,000
Average share price	£ 1.683	£ 2.162	£ 2.162